OTHER LONG TERM LIABILITIES	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
OTHER LONG TERM LIABILITIES
OTHER CURRENT LIABILITIES

(in thousands of $)	2018	2017
Deferred charter revenue	20,011	21,704
Deferred gain on sale and leaseback	258	258
Unfavorable charter party-in contracts	672	672
Payroll and Employee Tax accruals	548	488
Other current liabilities	6,909	8,967
	28,398	32,089
OTHER LONG TERM LIABILITIES

(in thousands of $)	2018	2017
Deferred gain on sale and leaseback	2,227	2,485
Other long term liabilities	5,051	5,574
	7,278	8,059